Employees' Retirement Benefits (Schedule Of Fair Values of Pension Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 1,041,561	¥ 1,122,736	¥ 1,130,188
Pension Plans, Defined Benefit | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	29,539	4,796
Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	485,858	326,908
Pension Plans, Defined Benefit | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	52,610	105,254
Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	57,996	85,681
Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,147	1,770
Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	34,318	118,169
Pension Plans, Defined Benefit | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	58,053	82,325
Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	24,677	13,030
Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	12,728	10,985
Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	9,639	8,189
Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,579	10,809
Pension Plans, Defined Benefit | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	83,406	150,199
Pension Plans, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	180,552	203,026
Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,459	1,595
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,146,880	1,165,104	¥ 1,056,584
NTT CDBP | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,562	8,984
NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	332,087	323,496
NTT CDBP | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	75,967	91,110
NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	62,128	82,179
NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	364	1,178
NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	114,971	214,675
NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	93,561	124,158
NTT CDBP | Securities Investment Trust Beneficiary Certificates Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	106,456	20,298
NTT CDBP | Securities Investment Trust Beneficiary Certificates Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	76,900	28,994
NTT CDBP | Securities Investment Trust Beneficiary Certificates Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	32,385	19,788
NTT CDBP | Securities Investment Trust Beneficiary Certificates Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	19,917	18,382
NTT CDBP | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	85,987	94,532
NTT CDBP | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	136,852	134,892
NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,743	2,438
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	661,401	612,583
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	29,539	4,796
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	483,087	321,925
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	55,597	84,970
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	829	417
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	34,296	118,150
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	58,053	82,325
Fair Value, Inputs, Level 1 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	601,579	748,331
Fair Value, Inputs, Level 1 | NTT CDBP | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,562	8,984
Fair Value, Inputs, Level 1 | NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	325,561	318,634
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	59,883	81,565
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	103	346
Fair Value, Inputs, Level 1 | NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	114,909	214,645
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	93,561	124,157
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	378,691	508,561
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,771	4,983
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	52,610	105,254
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,399	711
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,318	1,353
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	22	19
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	24,677	13,030
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	12,728	10,985
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	9,639	8,189
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,579	10,809
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	83,406	150,199
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	180,552	203,026
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	(10)	3
Fair Value, Inputs, Level 2 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	543,560	414,336
Fair Value, Inputs, Level 2 | NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	6,526	4,862
Fair Value, Inputs, Level 2 | NTT CDBP | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	75,967	91,110
Fair Value, Inputs, Level 2 | NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,245	614
Fair Value, Inputs, Level 2 | NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	261	832
Fair Value, Inputs, Level 2 | NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	62	30
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Beneficiary Certificates Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	106,456	20,298
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Beneficiary Certificates Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	76,900	28,994
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Beneficiary Certificates Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	32,385	19,788
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Beneficiary Certificates Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	19,917	18,382
Fair Value, Inputs, Level 2 | NTT CDBP | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	85,987	94,532
Fair Value, Inputs, Level 2 | NTT CDBP | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	136,852	134,892
Fair Value, Inputs, Level 2 | NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2	2
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,469	1,592
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,469	1,592
Fair Value, Inputs, Level 3 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,741	2,437
Fair Value, Inputs, Level 3 | NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	1
Fair Value, Inputs, Level 3 | NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 1,741	¥ 2,436